Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

(21) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2012 and its group companies (collectively, “Fujitsu”). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2010	2011	2012
Sales of products	¥2,085	2,461	1,847
Purchases of raw materials	4,065	4,622	6,155
Receivables	826	696	459
Payables	2,372	2,717	2,653
Purchases of software, hardware and others	199	442	95
Research and development expenses, computer rentals, maintenance and other expenses	1,056	1,779	1,976

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by equity method of accounting.